UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Ave
         Suite 100 East Tower
         Santa Monica, CA  90404

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Petitt
Title:     Executive Vice President
Phone:     (310) 576-3500

Signature, Place, and Date of Signing:

     /s/ Christopher D. Petitt     Santa Monica, CA     November 12, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $34,466 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED WASTE INDUSTRIES INC    COM              019589308      531    60000 SH       SOLE                    60000        0        0
FALCON FINANCIAL INVESTMENT    COM              306032103     2317   286452 SH       SOLE                   286452        0        0
GOVERNMENT PROPERTIES TRUST    COM              38374W107      346    35900 SH       SOLE                    35900        0        0
GYRODYNE CO OF AMERICA INC     COM              403820103      204     5710 SH       SOLE                     5710        0        0
INTERPUBLIC GROUP OF COS INC   COM              460690100     1165   110000 SH       SOLE                   110000        0        0
KMART HOLDING CORP             COM              498780105     2667    30000 SH       SOLE                    30000        0        0
LIBERTY MEDIA CORP-A           COM              530718105     3139   360000 SH       SOLE                   360000        0        0
LIBERTY MEDIA INTL INC-A       COM              530719103     4170   125000 SH       SOLE                   125000        0        0
MERCK & CO. INC.               COM              589331107      330    10000 SH       SOLE                    10000        0        0
ML MACADAMIA ORCHARDS LP-UT    COM              55307U107       67    16200 SH       SOLE                    16200        0        0
PAYLESS SHOESOURCE INC         COM              704379106     1165   115000 SH       SOLE                   115000        0        0
SANDISK CORP                   NOTE CONV 4.5%   80004CAB7    15869     5000 PRN      SOLE                     5000        0        0
STEPHAN COMPANY (THE)          COM              858603103       61    11000 SH       SOLE                    11000        0        0
SYMS CORP                      COM              871551107     1472   136800 SH       SOLE                   136800        0        0
TENET HEALTHCARE CORP          COM              88033G100      108    10000 SH       SOLE                    10000        0        0
TIDEWATER INC                  COM              886423102      651    20000 SH       SOLE                    20000        0        0
WINN-DIXIE STORES INC          PUT              YHH+MZ          53      750 SH  PUT  SOLE                      750        0        0
WINN-DIXIE STORES INC          PUT              YHH+MA          71      300 SH  PUT  SOLE                      300        0        0
WINN-DIXIE STORES INC          PUT              OOT+MA          80      300 SH  PUT  SOLE                      300        0        0